Quarterly Holdings Report
for
Fidelity Advisor® Mortgage Securities Fund
May 31, 2026
AMOR-NPRT3-0726
1.804866.122
Asset-Backed Securities - 4.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (h)	36,516	36,650
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (h)	98,454	99,298
TOTAL CANADA		135,948
UNITED STATES - 4.6%
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (h)	1,800,000	1,809,788
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (h)	2,000,000	1,987,746
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (h)	1,165,000	1,158,534
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (h)	980,000	978,406
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (h)	35,367	35,530
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (h)	94,091	94,178
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (h)	345,000	345,867
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (h)	363,760	362,186
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (h)	364,689	363,474
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	115,549	116,539
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	200,782
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	419,355	420,070
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	325,000	326,711
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	360,000	359,327
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	105,000	104,090
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	5,886	5,887
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (h)	640,000	630,533
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (h)	500,000	498,633
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (h)	100,000	99,683
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (h)	52,583	52,973
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (h)	168,386	168,763
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (h)	800,000	794,534
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (h)	215,023	215,058
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (h)	355,000	356,276
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	642,824	643,797
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	155,000	154,446
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	12,257	12,271
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	55,000	55,188
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	50,000	50,074
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (h)	235,000	235,772
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (h)	75,000	75,240
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/2034 (h)(i)	10,814	8,922
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	162,820	163,644
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	342,781	343,118
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (h)	156,364	157,269
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	690,000	690,433
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	330,000	327,485
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (h)	5,000,000	5,011,628
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (h)	410,000	408,542
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	1,100,000	1,095,068
Optn Series 2026-A Class A, 4.32% 1/9/2034 (h)	165,000	163,729
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (h)	171,718	172,396
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (h)	460,000	458,844
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (h)	105,000	104,346
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (h)	500,000	499,706
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0992% 7/25/2054 (b)(c)(h)	504,164	503,194
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(h)	118,907	118,992
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (h)	234,246	235,036
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	676,284	676,858
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	600,000	601,479
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (h)	117,703	117,853
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (h)	103,417	104,162
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (h)	300,000	299,290
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (h)	400,000	395,582
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (h)	1,800,000	1,790,094
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/2051 (h)	987,914	929,669
Towd Point Mortgage Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (h)	506,941	503,877
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (h)	755,574	755,939
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (h)	200,000	199,099
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (h)(i)	546,624	546,623
Verd Series 2025-1A Class A2, 4.85% 3/13/2028 (h)	131,033	131,401
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (h)	226,662	226,917
Wheels Fleet Lease Funding LLC Series 2023-1A Class A, 5.8% 4/18/2038 (h)	134,368	134,857
Wheels Fleet Lease Funding LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (h)	255,551	257,096
Wheels Fleet Lease Funding LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (h)	2,053,557	2,060,834
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	400,000	397,715
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (h)	343,628	345,066
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	756,008	747,785
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	44,853	45,015
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	260,075	260,335
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	285,000	282,464
TOTAL UNITED STATES		34,984,718
TOTAL ASSET-BACKED SECURITIES (Cost $35,240,004)		35,120,666

Collateralized Mortgage Obligations - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
Ajax Mortgage Loan Trust Series 2021-C Class A, 6.115% 1/25/2061 (h)	122,195	122,298
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (h)	1,441,095	1,273,107
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (b)(h)	291,494	287,531
BRAVO Residential Funding Trust Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(h)	330,608	332,176
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (h)(i)	499,820	498,423
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(h)	101,847	101,847
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(h)	54,442	54,264
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(h)	65,285	64,369
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (h)	1,341,379	1,326,605
Cross 2026-Nqm2 Mtg Tr Series 2026-NQM2 Class A1FC, 4.735% 3/25/2061 (b)(h)	484,450	480,694
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(h)(k)	72,121	6
CSMC Trust Series 2015-1R Class 6A1, CME Term SOFR 1 month Index + 0.3945%, 4.4781% 5/27/2037 (b)(c)(h)	16,229	16,202
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	7,448	7,525
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	13,072	13,249
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	9,781	9,909
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	13,280	13,483
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	4,046	4,113
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,456	2,517
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	4,655	4,806
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.8234% 11/25/2032 (b)(j)	501	9
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 12/25/2033 (b)(j)	19,024	1,971
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3734% 3/25/2033 (b)(j)	3,881	358
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	42,382	42,866
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9934% 6/25/2035 (b)(j)	30,675	1,696
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.8609% 8/25/2035 (b)(c)	803	823
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	42,082	42,098
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.9134% 12/25/2036 (b)(j)	9,742	779
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.7134% 5/25/2037 (b)(j)	6,665	534
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.2605% 6/25/2037 (b)(c)	19,891	25,134
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.2405% 7/25/2037 (b)(c)	1,954	2,149
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	25,074	24,158
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	197,345	190,387
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	91,472	90,757
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (j)	15,469	179
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	14,465	13,401
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	21,198	19,929
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.3234% 1/25/2044 (b)(j)	25,338	2,379
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (j)	116,667	15,580
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	161,973	155,140
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	2,294,812	2,001,718
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (j)	75,679	9,574
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	2,914,435	2,670,833
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	591,510	537,579
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	374,404	340,475
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	169,400	143,841
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	180,024	152,862
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	206,308	175,188
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	89,310	74,210
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	149,116	132,830
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,179,477	1,054,098
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	233,705	207,458
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	230,537	214,974
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	210,215	196,217
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	417,411	394,398
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,838,529	1,638,818
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	169,564	151,246
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	188,827	185,128
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	200,847	174,465
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 8/25/2052 (b)(c)	655,884	650,957
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3121% 9/25/2052 (b)(c)	1,648,221	1,631,756
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 9/25/2052 (b)(c)	1,384,506	1,374,105
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	466,623	463,685
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4121% 10/25/2052 (b)(c)	1,597,444	1,585,309
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	325,580	303,831
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	238,964	222,816
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	915,888	929,231
Fannie Mae Guaranteed REMIC Series 2023-53 Class FP, U.S. 30-Day Avg. SOFR Index + 1.55%, 5.1621% 11/25/2053 (b)(c)	1,610,334	1,639,597
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	1,076,645	1,092,268
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1121% 11/25/2053 (b)(c)	142,057	144,125
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1421% 7/25/2054 (b)(c)	382,871	387,344
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2053 (b)(c)	2,131,259	2,148,247
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 12/25/2054 (b)(c)	1,289,661	1,298,250
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 12/25/2054 (b)(c)	732,643	738,475
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (j)	14,893	398
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	976,344	982,385
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2121% 8/25/2054 (b)(c)	901,756	916,352
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 9/25/2054 (b)(c)	302,237	304,087
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 2/25/2055 (b)(c)	372,853	376,095
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0121% 9/25/2054 (b)(c)	449,765	453,508
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	718,466	723,857
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	335,340	337,725
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	413,764	412,440
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	625,464	615,258
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(j)	9,467	1,378
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(j)	5,824	750
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (j)	9,069	1,306
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(j)	5,309	838
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (j)	18,024	2,691
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	4,023	4,071
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	257,865	253,801
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	132,999	118,370
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	254,860	218,637
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	5,109	5,190
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	5,012	5,100
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	10,975	11,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	2,297	2,329
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,700	3,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	13,429	13,874
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.4427% 11/15/2031 (b)(j)	5,436	224
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	13,093	13,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	17,904	18,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (j)	6,939	905
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	276,172	280,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	20,040	20,499
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	96,096	96,324
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	48,526	50,038
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	58,637	58,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	25,107	25,409
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.8427% 2/15/2036 (b)(j)	8,815	696
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	27,628	28,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	74,087	75,245
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.9027% 11/15/2036 (b)(j)	28,987	2,287
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.8227% 6/15/2037 (b)(j)	24,170	2,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	9,918	10,016
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	131,576	132,855
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	17,420	17,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	16,474	15,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (j)	10,634	622
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (j)	28,444	589
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	45,884	45,189
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4646 Class LA, 4% 9/15/2045	25,177	25,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	137,377	132,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4692 Class KB, 4% 10/15/2046	161,660	156,604
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4746 Class PA, 4% 2/15/2047	79,118	77,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	127,077	120,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	61,218	51,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	474,530	412,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	361,064	278,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	156,628	133,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	205,957	176,098
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	201,929	171,071
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	842,809	739,862
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	165,904	151,041
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	1,139,521	1,020,320
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	191,114	170,128
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	185,393	165,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	174,419	158,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	155,629	138,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	197,104	173,068
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,046,730	933,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	155,630	138,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	132,238	120,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	621,358	568,269
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	110,329	102,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	141,787	129,273
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	344,151	314,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	344,151	314,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1621% 7/25/2052 (b)(c)	188,655	186,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5248 Class A, 4% 4/15/2048	521,075	513,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2821% 8/25/2052 (b)(c)	349,982	346,890
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3621% 9/25/2052 (b)(c)	589,603	584,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2621% 9/25/2052 (b)(c)	245,011	243,276
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 8/25/2053 (b)(c)	652,298	654,846
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 10/25/2053 (b)(c)	459,167	466,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5357 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0621% 11/25/2053 (b)(c)	1,617,136	1,639,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 6/25/2054 (b)(c)	438,804	442,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6121% 10/25/2054 (b)(c)	574,660	578,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7121% 11/25/2054 (b)(c)	1,182,262	1,190,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	732,323	736,114
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8121% 2/25/2055 (b)(c)	253,237	253,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8621% 10/25/2054 (b)(c)	462,129	465,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7621% 2/25/2055 (b)(c)	492,702	496,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6621% 4/25/2055 (b)(c)	598,602	600,656
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	11,279	11,443
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	3,979	4,041
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	1,783	1,811
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,125	1,139
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0752% 8/20/2060 (b)(c)(l)	10,260	10,218
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2752% 4/20/2061 (b)(c)(l)	3,334	3,331
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4252% 5/20/2061 (b)(c)(l)	102	102
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (l)	1,028	968
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	28,657	26,318
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.14% 8/20/2066 (b)(c)(l)	47,707	47,648
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	38,424	38,702
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7605% 5/16/2034 (b)(j)	22,413	1,036
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4605% 8/17/2034 (b)(j)	8,310	689
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9505% 6/16/2037 (b)(j)	14,166	1,021
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	269,551	263,531
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	59,735	58,390
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (j)	2,187	48
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (j)	66,749	6,414
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	50,859	50,476
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	80,305	75,103
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	337,569	308,232
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1171% 1/20/2049 (b)(c)	55,273	55,261
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2171% 10/20/2049 (b)(c)	105,715	104,653
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.1671% 2/20/2049 (b)(c)	197,165	195,528
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (h)	235,540	230,250
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(h)	382,462	384,163
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (h)	707,567	664,767
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(h)	243,303	232,430
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(h)	235,351	236,276
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM4 Class A1, 5.588% 6/25/2070 (h)	1,135,474	1,140,935
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (b)(h)	286,533	285,863
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (b)(h)	444,531	443,242
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (h)	600,539	563,344
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (h)	313,249	290,433
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (h)	979,086	949,778
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (h)(i)	663,150	665,810
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(h)	413,394	410,811
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (b)(h)	101,642	99,335
Ocwen Loan Investment Trust Series 2026-HB2 Class A, 3% 5/25/2039 (b)(h)	375,000	367,350
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (h)	145,349	145,355
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (b)(h)	584,621	583,430
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (b)(h)	735,011	726,722
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (h)(i)	543,173	527,853
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (h)	443,555	420,818
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (h)	1,391,459	1,348,817
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (h)	523,091	517,100
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(h)	75,630	74,357
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(h)	229,579	225,072
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(h)	487,739	474,741
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (h)	170,027	169,292
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (b)(h)	1,200,000	1,203,739
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (b)(h)	958,911	954,312
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (h)	197,650	186,154
Santander Mortgage Asset Receivable Trust Series 2025-NQM3 Class A1, 5.599% 5/25/2065 (h)	1,153,683	1,159,488
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.3388% 9/25/2043 (b)(c)	163,898	159,975
VCAT LLC Series 2026-NPL3 Class A1, 5.774% 5/25/2056 (b)(h)	563,000	562,993
Versus Securitization Trust Series 2026-R1 Class A1FC, 4.675% 10/25/2067 (b)(h)	2,359,621	2,344,274
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(h)	461,566	463,308
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (h)(i)	521,100	522,108
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.3385% 9/25/2033 (b)	17,279	17,220
TOTAL UNITED STATES		74,459,989
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,333,707)		74,459,989

Commercial Mortgage Securities - 9.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3706% 6/15/2040 (b)(c)(h)	1,310,000	1,315,322
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 2/15/2043 (b)(c)(h)	250,000	250,078
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	187,308	183,129
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,519,217	1,504,514
BANK Series 2020-BN25 Class XB, 0.5286% 1/15/2063 (b)(j)	7,140,322	113,913
BANK Series 2021-BN33 Class XA, 1.1363% 5/15/2064 (b)(j)	4,501,649	162,424
BANK5 Series 2025-5YR14 Class XA, 0.9827% 4/15/2058 (b)(j)	5,289,908	177,869
BANK5 Series 2025-5YR14 Class XB, 0.4889% 4/15/2058 (b)(j)	13,100,000	155,021
BANK5 Series 2025-5YR19 Class XB, 0.8097% 12/15/2058 (b)(j)	2,000,000	53,263
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (h)	537,456	531,226
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 1.1085% 11/15/2058 (b)(h)(j)	4,800,000	179,055
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	1,400,000	1,434,611
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.8792% 12/15/2062 (b)(j)	11,362,864	199,524
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 4.7425% 9/15/2026 (b)(c)(h)	772,269	769,682
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9692% 3/15/2041 (b)(c)(h)	152,203	152,394
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (b)(j)	6,600,000	153,787
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9679% 10/15/2058 (b)(j)	4,600,000	143,963
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	500,000	497,822
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9228% 4/15/2058 (b)(j)	2,998,313	73,083
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.85% 6/15/2039 (b)(c)(h)	1,100,000	1,100,000
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7771% 2/15/2035 (b)(c)(h)	214,000	212,930
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7709% 3/15/2030 (b)(c)(h)	1,550,039	1,547,619
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9199% 12/15/2039 (b)(c)(h)	3,540,325	3,546,963
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2684% 5/15/2041 (b)(h)	498,994	499,462
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0187% 3/15/2041 (b)(c)(h)	678,496	679,556
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 3/15/2043 (b)(c)(h)	887,600	886,490
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.3774% 10/15/2026 (b)(c)(h)	214,868	214,801
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.069% 4/15/2041 (b)(c)(h)	739,360	740,284
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0691% 2/15/2039 (b)(c)(h)	1,011,766	1,014,254
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3183% 3/15/2041 (b)(c)(h)	133,000	133,208
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0271% 6/15/2035 (b)(c)(h)	168,000	168,157
BX Trust Series 2026-LP3 Class A, 5.0071% 4/15/2043 (h)	812,301	814,585
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	302,021	300,124
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(h)	605,000	605,465
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4, 2.902% 7/10/2049	3,265,937	3,259,174
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.6772% 12/10/2049 (b)(j)	5,607,582	4,035
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.1319% 8/10/2056 (b)(j)	4,689,746	121,173
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.851% 2/10/2043 (b)(h)	300,000	296,430
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	400,000	357,351
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9271% 10/15/2042 (b)(c)(h)	1,940,714	1,943,140
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2271% 10/15/2042 (b)(c)(h)	154,101	154,438
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8271% 2/15/2043 (b)(c)(h)	801,067	801,818
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0271% 2/15/2043 (b)(c)(h)	82,449	82,758
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	192,459	189,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	989,567	978,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	300,000	267,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 3/25/2029 (b)(c)	1,393,363	1,389,910
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	700,000	697,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (b)	500,000	497,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	600,000	598,682
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	900,000	900,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	1,400,000	1,394,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1792% 7/25/2030 (b)(c)	1,099,068	1,098,240
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	200,000	199,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (b)	500,000	494,602
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1992% 10/25/2030 (b)	4,397,957	4,390,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	2,698,281	2,694,549
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1892% 10/25/2030 (b)(c)	1,212,449	1,210,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 10/25/2030 (b)(c)	2,898,740	2,894,794
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 11/25/2030 (b)(c)	2,999,684	2,997,866
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1392% 12/25/2030 (b)(c)	1,799,949	1,797,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1492% 12/25/2030 (b)	2,299,880	2,299,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1492% 11/25/2030 (b)	899,889	899,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1692% 1/25/2031 (b)(c)	1,499,753	1,500,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1592% 2/25/2031 (b)	2,099,977	2,099,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	2,300,000	2,299,988
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (b)(c)	2,700,000	2,700,847
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.7892% 10/10/2048 (b)(j)(k)	188,177	107
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	2,200,000	2,170,341
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	200,000	197,838
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	215,790	209,799
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3271% 10/15/2035 (b)(c)(h)(k)	100,000	99,688
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(h)	268,000	267,958
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (h)	455,259	431,349
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.2948% 7/5/2033 (b)(h)(j)	3,909,453	85,501
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	27,091	26,976
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.4425% 7/15/2038 (b)(c)(h)(k)	340,811	340,598
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.1271% 9/15/2040 (b)(c)(h)	411,000	410,229
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.525% 8/15/2033 (b)(c)(h)	723,006	588,093
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.2559% 6/15/2054 (b)(j)	988,523	34,262
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 3/15/2043 (b)(c)(h)	1,084,000	1,084,678
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8771% 8/15/2042 (b)(c)(h)	500,000	500,313
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (h)	809,453	804,811
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (b)(h)	534,000	531,026
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.87% 12/15/2039 (b)(c)(h)	574,000	574,359
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1149% 12/15/2050 (b)(j)	4,884,950	57,472
Wells Fargo Commercial Mortgage Trust 2026-5c9 Series 2026-5C9 Class A3, 5.486% 5/15/2059	1,000,000	1,025,861
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.9597% 12/15/2050 (b)(j)	6,272,635	64,707
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 1.0658% 8/15/2051 (b)(j)	3,580,103	45,676
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4184% 10/15/2041 (b)(c)(h)	637,000	634,350
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(h)	340,000	339,927
TOTAL UNITED STATES		74,553,165
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $74,590,299)		74,553,165

U.S. Government Agency - Mortgage Securities - 115.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 115.0%
Fannie Mae 2% 3/1/2052	1,456,823	1,176,942
Fannie Mae 2.5% 3/1/2052	2,076,872	1,772,274
Fannie Mae 3% 12/1/2051	148,197	130,860
Fannie Mae 3.5% 12/1/2036	87,828	85,059
Fannie Mae 3.5% 5/1/2036	66,287	64,398
Fannie Mae 6% 12/1/2054	1,525,475	1,590,485
Fannie Mae 7% 6/1/2054	41,845	44,929
Fannie Mae 7% 7/1/2054	38,139	41,063
Fannie Mae 7% 8/1/2054	18,789	20,113
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	6,241	6,404
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	1,186	1,218
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	552	568
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.361% 8/1/2035 (b)(c)	13,906	14,318
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (b)(c)	987	1,017
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6834%, 6.076% 5/1/2036 (b)(c)	939	968
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7394%, 6.079% 3/1/2040 (b)(c)	5,070	5,276
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.095% 7/1/2035 (b)(c)	951	979
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	7,326	7,648
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.07% 1/1/2042 (b)(c)	10,830	11,310
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.392% 12/1/2040 (b)(c)	96,302	100,712
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	4,895	5,112
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	1,106	1,141
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	9,814	10,122
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	1,501	1,544
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	921,940	831,481
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	872,661	784,311
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	119,388	100,983
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,259,636	1,731,575
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	499,320	450,328
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	476,486	429,734
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	253,944	229,027
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	116,896	99,027
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	2,469,591	2,071,319
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	491,621	443,384
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	118,795	100,557
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	122,149	103,237
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,822,753	1,396,788
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	13,277	11,953
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	124,671	105,295
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	13,398	12,063
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	53,180	48,112
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2051	87,048	66,624
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	127,348	98,662
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,366,966	1,232,095
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,888,608	1,742,597
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	759,296	613,897
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	888,535	769,656
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	855,916	702,981
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	161,808	130,924
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	49,690	40,252
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,833,682	1,502,029
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	13,458	11,754
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	661,287	572,819
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	521,882	451,974
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	536,558	436,662
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	104,008	84,157
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	103,279	83,566
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,190,379	1,789,420
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	181,392	147,677
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	47,816	39,063
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	33,345	27,293
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	927,294	855,024
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	127,881	111,960
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,744	11,996
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,585,542	2,072,656
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	926,094	749,333
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	106,148	85,821
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	82,885	67,454
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	455,851	372,690
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	356,069	285,214
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	274,939	220,229
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	30,370	24,326
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	51,812	51,035
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,733	12,834
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	55,328	44,854
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	52,941	43,134
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	933,991	761,853
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	51,847	42,324
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	23,100	18,886
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,134	13,085
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,554,454	2,906,017
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	753,946	614,048
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	513,165	418,587
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	461,549	376,483
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	337,833	275,568
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	199,923	162,639
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	185,640	151,774
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	50,715	41,400
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	35,056	28,661
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	43,756	38,255
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,722,929	4,623,458
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	172,531	139,385
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	117,964	95,301
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	86,160	69,014
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	23,475	19,215
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	2,134,779	1,725,986
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	986,288	808,517
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	6,846,837	5,484,372
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	850,112	680,947
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	123,585	98,993
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	31,368	27,419
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,170	14,045
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	348,729	279,335
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	49,743	39,844
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	7,229,583	6,681,950
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	221,663	204,872
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	422,145	366,633
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	969,811	785,615
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	580,964	473,527
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	318,863	260,095
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,724,650	1,397,088
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	287,412	232,106
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	105,101	85,697
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	94,133	75,401
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,087	25,182
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	24,649	19,744
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	17,354	14,058
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	338,042	312,119
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	89,963	72,876
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	84,712	68,663
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	47,062	38,477
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	95,142	77,071
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	121,496	116,781
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,784,679	1,532,973
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	211,210	179,375
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,208,953	1,030,512
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	147,506	126,241
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	800,005	677,424
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	115,511	111,243
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	25,878	24,935
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	106,302	98,044
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	420,782	360,648
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	384,116	328,741
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	180,155	153,058
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	76,681	73,847
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	399,534	356,012
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	248,194	221,380
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	89,073	79,658
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,132,188	1,819,477
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	948,335	805,694
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	719,152	610,983
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	215,154	206,805
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	1,603,173	1,541,749
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,426,216	1,211,696
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	659,538	562,809
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	95,012	90,012
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	64,604	62,216
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	296,777	268,145
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	94,684	85,574
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	454,182	386,151
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,772,234	1,518,407
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	115,806	111,370
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	1,910,431	1,763,315
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	1,157,589	1,030,332
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,600,730	3,072,640
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,652,914	1,410,494
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,351,877	1,158,678
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,219,725	1,048,461
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	98,438	84,524
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	25,161	24,314
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	112,108	100,522
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	84,061	75,763
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	83,765	74,929
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	33,054	29,526
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,690,515	2,274,058
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,420,916	1,213,410
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,070,546	915,545
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	1,525,158	1,300,522
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	94,763	80,806
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,897,249	2,477,765
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,787,596	2,356,113
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	492,167	421,215
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	393,385	337,166
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	170,719	153,726
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	88,863	79,751
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	36,162	34,900
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,635,892	1,386,767
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	337,951	301,903
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,438,897	3,804,526
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	344,199	295,546
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	500,173	441,190
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	980,830	873,441
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	781,734	692,724
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	102,779	90,626
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	741,994	653,567
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	14,359	13,877
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	39,443	38,473
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,382,726	1,228,743
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	98,525	86,906
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,948,493	1,733,331
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	884,076	787,557
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	669,177	590,682
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,418	14,605
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	794,720	772,894
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	448,864	436,684
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	56,696	54,451
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	3,867,217	3,449,848
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	913,249	805,554
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	489,324	431,926
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	342,548	303,009
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	113,252	99,862
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	66,177	64,908
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	485,076	469,713
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	27,515	26,879
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,723	37,199
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	1,330,567	1,184,887
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	494,264	439,222
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	563,595	502,065
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,010,036	891,244
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	624,721	551,246
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	72,032	69,974
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	23,263	22,544
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	15,291	14,444
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	800,722	717,557
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	967,786	861,825
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	943,196	838,454
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	578,312	510,295
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	499,785	445,377
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	148,497	130,568
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2038	8,647	8,327
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,917,974	1,706,182
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	801,148	713,683
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	127,125	112,968
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,548,470	2,264,667
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	479,725	427,801
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	348,836	308,572
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	293,721	263,031
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	306,350	296,873
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	78,553	76,856
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	4,875	4,645
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	20,207	19,052
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	551,551	502,001
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	46,164	42,074
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	660,809	592,382
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,861,808	2,560,996
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,458,330	2,182,260
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	822,199	729,866
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	532,638	471,991
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,039,771	922,680
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	173,713	168,999
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	807,759	718,562
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	15,259	14,309
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	255,562	237,060
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	52,706	48,956
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	228,018	211,938
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	198,652	181,725
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	69,147	63,427
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	48,111	45,137
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	15,710	14,742
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,487	5,142
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	69,104	64,222
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,343,772	2,168,228
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	207,785	193,131
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	13,560	12,698
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	12,311	11,516
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	8,984	8,388
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	5,591	5,245
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	3,200	2,964
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	324,052	296,642
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	4,750	4,441
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,236,734	1,158,096
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	448,656	416,174
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	86,924	80,631
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	50,456	46,866
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,708	10,040
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	132,865	123,019
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	68,438	63,371
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	176,763	161,867
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	66,972	62,554
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2047	44,949	41,751
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	97,572	91,290
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	71,093	66,472
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	16,946	15,862
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	10,686	10,007
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	23,793	21,907
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	196,783	179,277
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	12,972	12,180
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,341,382	1,235,466
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	132,741	128,803
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2034	44,117	42,808
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	441,951	414,594
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	167,512	162,542
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	207,936	195,137
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	11,666	10,929
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	88,357	82,071
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	61,541	57,201
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	70,955	66,577
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	29,379	27,540
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	12,469	11,738
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	49,237	45,765
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	137,713	128,001
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	655,641	599,773
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	300,335	290,349
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,326	10,955
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,376	4,241
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	209,518	200,233
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	24,811	23,641
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	6,575	6,362
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,865	10,532
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,222	10,821
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	32,809	31,282
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	109,442	105,816
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,177	9,877
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	84,288	81,390
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	46,532	44,163
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	31,528	30,041
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,501	6,278
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	140,450	134,488
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	19,161	18,257
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	245,006	236,888
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	28,508	27,556
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	12,932	12,441
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,754	6,569
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,126	5,926
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	17,591	16,762
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	38,523	37,320
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	14,967	14,503
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	113,396	109,258
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	20,392	19,683
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,369	16,736
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,685	7,419
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	164,569	158,702
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	119,295	115,108
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	84,795	81,827
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	39,995	38,584
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,917	23,062
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	17,982	17,329
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	73,613	70,247
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	50,185	47,897
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	891,590	843,688
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	39,501	37,123
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	20,223	19,599
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	10,515	10,181
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	1,563	1,518
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	750,414	709,921
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	6,295	6,004
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	23,425	22,320
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	7,543	7,187
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	39,600	37,723
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4	4
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	36,052	35,688
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	8,732	8,628
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	31,204	30,693
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	71,988	71,441
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	717,602	701,603
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	82,333	81,367
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	25,644	25,319
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,853	6,737
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	60,313	59,557
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	120,763	119,258
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	169,004	166,825
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	55,650	54,941
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	391,259	386,568
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	108,967	107,625
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	34,042	33,565
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	333,504	330,863
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	43,712	43,000
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	6,786	6,633
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	7,929	7,822
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,481	5,407
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	435,864	423,694
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	23,745	23,446
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	865,767	863,051
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	639,631	638,624
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,133,290	2,126,599
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	912,676	912,380
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	458,366	457,645
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	974,109	979,484
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	36,200	36,432
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	20,780	20,904
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	9,374	9,444
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	2,424,998	2,387,837
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	452,137	455,010
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,614	6,662
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	14,364	14,451
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	70,067	70,629
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,191	1,200
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (b)	63,941	64,089
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	894,184	913,126
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	295,919	300,245
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	141,070	143,047
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,170,711	1,196,243
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	1,136,617	1,162,471
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	825,446	838,805
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	359,042	366,424
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	599,999	609,334
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,218,047	1,242,708
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	676,674	691,220
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	91,985	95,222
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	40,595	42,042
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,882,698	1,954,106
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,095,005	1,135,511
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	250,540	260,043
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	52,774	54,385
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	806,824	844,672
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	648,656	674,474
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	1,690,032	1,749,433
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	837,222	861,515
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	4,055,180	4,201,069
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	720,498	748,276
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	267,781	278,439
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	105,593	109,862
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	187,298	191,724
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,035,749	1,073,982
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	33,865	35,213
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	32,738	34,061
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	31,658	32,919
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	1,008,690	1,035,443
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,476,631	1,514,757
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	818,130	848,586
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	769,241	797,636
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	80,916	84,163
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	773,255	796,615
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,407,926	1,463,087
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,247,500	1,298,324
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	3,387,016	3,498,283
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,806,343	1,872,457
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,778,185	1,825,360
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	76,578	79,579
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	36,722	38,150
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,868,590	1,945,302
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	2,219,092	2,299,573
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	134,891	139,009
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	220,773	227,835
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	571,415	594,695
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	24,575	25,653
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	241,880	255,545
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	6,270	6,564
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	309,434	324,136
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	682,191	719,664
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	117,448	122,502
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,850	1,938
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	606	632
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	272,348	283,542
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	396,545	418,327
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	66,728	70,712
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	394	411
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	58,210	61,222
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	683	717
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	575,422	607,210
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	8,585	8,970
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	420,627	438,113
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	356,875	376,590
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	632	662
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,273,297	3,452,079
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	483,978	504,098
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,010	3,151
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,720	1,802
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	475,639	501,023
Fannie Mae Mortgage pass-thru certificates 6.777% 2/1/2039 (b)	12,302	12,696
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	194	194
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	19,924	21,420
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,347,507	1,445,558
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	886,593	947,296
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	764,586	816,696
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	499,747	534,822
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	133,527	142,679
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	16,490	17,600
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	13,633	14,474
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	101,051	108,072
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	70,997	76,030
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	55,931	59,840
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	24,651	26,325
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	75	75
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	347,631	372,030
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	40,850	43,897
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	26,823	28,763
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	22,963	24,571
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	270,128	289,277
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	74,025	79,070
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	50,407	53,672
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	26,999	28,761
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	12,741	13,581
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	18,778	20,123
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	31,936	33,911
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,847	26,521
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,818	26,462
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,893	26,462
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,801	26,386
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	24,335	26,104
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	82	82
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	364	369
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	539,863	576,868
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	351,753	378,392
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	177,841	190,323
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	91,903	97,855
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	85,983	91,715
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	54,891	58,423
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	20,658	21,980
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	19,019	20,308
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	11,363	12,140
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,869	26,545
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	24,891	26,530
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	17,585	18,871
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	365,600	391,518
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	202,333	216,534
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	22,411	23,903
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	16,777	17,963
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	20,150	21,513
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	19,040	20,432
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	16,814	17,960
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	10,787	11,488
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	44,983	47,942
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	14,656	15,488
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	411,908	443,875
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	69	69
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	24,015	25,773
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,689	24,248
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	20,626	22,239
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	20,228	21,690
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	18,171	19,592
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	14,508	15,521
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	21,820	23,391
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	20,265	21,609
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	17,858	19,031
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	206	206
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	164,294	175,556
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	28,717	30,639
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	289,699	311,730
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	206,744	222,046
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	127,033	136,316
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	21,543	22,897
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	51	51
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	1,069	1,119
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	6,513	6,868
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	1,182	1,245
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	3,201	3,362
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	1,360	1,433
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	719	755
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	338	353
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	287	301
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	249	262
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	152	160
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	1,055	1,091
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	17,782	18,731
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	74	77
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	4,532	4,787
Fannie Mae Mortgage pass-thru certificates 8% 12/1/2029	12	13
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,490	4,776
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	11,438	12,037
Freddie Mac 7% 1/1/2055	20,467	21,888
Freddie Mac Gold Pool 1.5% 1/1/2036	502,135	452,867
Freddie Mac Gold Pool 1.5% 1/1/2051	2,232,943	1,711,119
Freddie Mac Gold Pool 1.5% 11/1/2035	465,283	419,630
Freddie Mac Gold Pool 1.5% 11/1/2035	14,259	12,860
Freddie Mac Gold Pool 1.5% 11/1/2050	52,893	40,912
Freddie Mac Gold Pool 1.5% 12/1/2035	491,760	443,510
Freddie Mac Gold Pool 1.5% 12/1/2040	71,479	60,504
Freddie Mac Gold Pool 1.5% 12/1/2050	33,885	26,210
Freddie Mac Gold Pool 1.5% 12/1/2050	20,259	15,689
Freddie Mac Gold Pool 1.5% 2/1/2041	123,543	104,406
Freddie Mac Gold Pool 1.5% 2/1/2051	2,275,714	1,743,895
Freddie Mac Gold Pool 1.5% 3/1/2041	124,826	105,410
Freddie Mac Gold Pool 1.5% 3/1/2051	931,110	713,516
Freddie Mac Gold Pool 1.5% 3/1/2051	26,905	20,844
Freddie Mac Gold Pool 1.5% 4/1/2041	569,093	480,714
Freddie Mac Gold Pool 1.5% 4/1/2041	127,149	107,293
Freddie Mac Gold Pool 1.5% 4/1/2051	1,765,286	1,351,096
Freddie Mac Gold Pool 1.5% 5/1/2036	1,134,148	1,024,640
Freddie Mac Gold Pool 1.5% 6/1/2051	31,858	24,682
Freddie Mac Gold Pool 1.5% 7/1/2035	188,808	170,814
Freddie Mac Gold Pool 1.5% 8/1/2035	392,617	354,830
Freddie Mac Gold Pool 2% 1/1/2051	8,434,861	6,819,652
Freddie Mac Gold Pool 2% 1/1/2051	222,893	180,211
Freddie Mac Gold Pool 2% 1/1/2051	107,804	87,161
Freddie Mac Gold Pool 2% 1/1/2051	51,171	41,628
Freddie Mac Gold Pool 2% 1/1/2051	35,579	28,944
Freddie Mac Gold Pool 2% 1/1/2052	158,336	128,906
Freddie Mac Gold Pool 2% 1/1/2052	110,267	90,151
Freddie Mac Gold Pool 2% 1/1/2052	40,560	33,199
Freddie Mac Gold Pool 2% 10/1/2041	16,748	14,499
Freddie Mac Gold Pool 2% 11/1/2041	497,880	430,809
Freddie Mac Gold Pool 2% 11/1/2050	4,217,701	3,412,681
Freddie Mac Gold Pool 2% 11/1/2050	59,638	47,789
Freddie Mac Gold Pool 2% 11/1/2050	15,118	12,369
Freddie Mac Gold Pool 2% 11/1/2051	39,495	31,636
Freddie Mac Gold Pool 2% 12/1/2051	350,944	285,715
Freddie Mac Gold Pool 2% 12/1/2051	21,029	17,166
Freddie Mac Gold Pool 2% 12/1/2051	17,732	14,497
Freddie Mac Gold Pool 2% 2/1/2042	384,461	332,061
Freddie Mac Gold Pool 2% 2/1/2051	1,153,493	932,608
Freddie Mac Gold Pool 2% 2/1/2052	155,121	126,531
Freddie Mac Gold Pool 2% 2/1/2052	21,682	17,462
Freddie Mac Gold Pool 2% 2/1/2052	21,765	17,434
Freddie Mac Gold Pool 2% 3/1/2041	101,114	88,434
Freddie Mac Gold Pool 2% 3/1/2051	1,254,602	1,014,356
Freddie Mac Gold Pool 2% 3/1/2051	1,076,717	872,217
Freddie Mac Gold Pool 2% 3/1/2052	4,412,926	3,592,709
Freddie Mac Gold Pool 2% 3/1/2052	1,986,497	1,591,200
Freddie Mac Gold Pool 2% 3/1/2052	529,689	430,079
Freddie Mac Gold Pool 2% 4/1/2051	21,010	16,829
Freddie Mac Gold Pool 2% 4/1/2052	1,391,765	1,130,907
Freddie Mac Gold Pool 2% 5/1/2051	3,580,304	2,917,082
Freddie Mac Gold Pool 2% 5/1/2051	236,546	192,950
Freddie Mac Gold Pool 2% 5/1/2051	76,225	61,771
Freddie Mac Gold Pool 2% 5/1/2051	20,693	16,937
Freddie Mac Gold Pool 2% 6/1/2050	6,448,220	5,223,513
Freddie Mac Gold Pool 2% 6/1/2050	1,789,867	1,459,986
Freddie Mac Gold Pool 2% 7/1/2041	1,540,685	1,339,451
Freddie Mac Gold Pool 2% 7/1/2041	16,073	13,948
Freddie Mac Gold Pool 2% 7/1/2051	179,826	145,222
Freddie Mac Gold Pool 2% 7/1/2051	129,685	105,743
Freddie Mac Gold Pool 2% 8/1/2050	2,932,454	2,375,495
Freddie Mac Gold Pool 2% 8/1/2050	70,596	57,541
Freddie Mac Gold Pool 2% 8/1/2051	188,787	152,930
Freddie Mac Gold Pool 2% 9/1/2050	1,380,196	1,118,056
Freddie Mac Gold Pool 2% 9/1/2050	413,315	334,814
Freddie Mac Gold Pool 2% 9/1/2051	1,774,624	1,421,488
Freddie Mac Gold Pool 2.5% 1/1/2041	285,804	256,507
Freddie Mac Gold Pool 2.5% 1/1/2042	385,929	343,791
Freddie Mac Gold Pool 2.5% 1/1/2052	1,476,654	1,261,931
Freddie Mac Gold Pool 2.5% 10/1/2041	186,610	166,457
Freddie Mac Gold Pool 2.5% 10/1/2050	1,090,106	931,592
Freddie Mac Gold Pool 2.5% 11/1/2031	99,587	95,905
Freddie Mac Gold Pool 2.5% 11/1/2041	2,673,119	2,387,071
Freddie Mac Gold Pool 2.5% 11/1/2041	121,520	108,670
Freddie Mac Gold Pool 2.5% 11/1/2041	76,495	68,490
Freddie Mac Gold Pool 2.5% 11/1/2050	3,542,817	3,032,078
Freddie Mac Gold Pool 2.5% 11/1/2050	1,154,679	990,744
Freddie Mac Gold Pool 2.5% 12/1/2051	1,096,700	931,743
Freddie Mac Gold Pool 2.5% 2/1/2042	498,269	447,220
Freddie Mac Gold Pool 2.5% 2/1/2051	6,569,573	5,632,756
Freddie Mac Gold Pool 2.5% 3/1/2051	359,412	305,240
Freddie Mac Gold Pool 2.5% 4/1/2042	84,721	75,510
Freddie Mac Gold Pool 2.5% 4/1/2052	1,601,984	1,366,033
Freddie Mac Gold Pool 2.5% 4/1/2052	1,003,556	857,941
Freddie Mac Gold Pool 2.5% 4/1/2052	395,727	338,307
Freddie Mac Gold Pool 2.5% 4/1/2052	233,353	200,077
Freddie Mac Gold Pool 2.5% 5/1/2041	1,051,442	949,045
Freddie Mac Gold Pool 2.5% 5/1/2051	1,021,680	874,393
Freddie Mac Gold Pool 2.5% 5/1/2052	1,124,615	959,677
Freddie Mac Gold Pool 2.5% 6/1/2031	20,476	19,811
Freddie Mac Gold Pool 2.5% 6/1/2041	99,860	89,270
Freddie Mac Gold Pool 2.5% 7/1/2041	1,373,184	1,236,443
Freddie Mac Gold Pool 2.5% 7/1/2050	1,933,685	1,660,964
Freddie Mac Gold Pool 2.5% 7/1/2051	1,546,399	1,319,601
Freddie Mac Gold Pool 2.5% 8/1/2041	492,610	439,859
Freddie Mac Gold Pool 2.5% 8/1/2041	60,943	54,507
Freddie Mac Gold Pool 2.5% 9/1/2041	131,574	118,097
Freddie Mac Gold Pool 3% 1/1/2043	42,711	39,122
Freddie Mac Gold Pool 3% 1/1/2052	504,077	444,634
Freddie Mac Gold Pool 3% 1/1/2052	80,801	71,046
Freddie Mac Gold Pool 3% 10/1/2049	304,941	269,553
Freddie Mac Gold Pool 3% 10/1/2051	1,047,276	927,376
Freddie Mac Gold Pool 3% 11/1/2032	554,342	536,790
Freddie Mac Gold Pool 3% 11/1/2050	67,244	59,314
Freddie Mac Gold Pool 3% 12/1/2030	21,066	20,558
Freddie Mac Gold Pool 3% 12/1/2032	156,095	151,859
Freddie Mac Gold Pool 3% 12/1/2032	63,493	61,555
Freddie Mac Gold Pool 3% 12/1/2042	215,871	197,848
Freddie Mac Gold Pool 3% 12/1/2050	550,662	485,725
Freddie Mac Gold Pool 3% 2/1/2033	19,605	19,162
Freddie Mac Gold Pool 3% 2/1/2043	23,864	21,945
Freddie Mac Gold Pool 3% 2/1/2043	12,500	11,461
Freddie Mac Gold Pool 3% 3/1/2043	19,241	17,630
Freddie Mac Gold Pool 3% 3/1/2050	550,450	486,571
Freddie Mac Gold Pool 3% 3/1/2052	3,083,892	2,741,426
Freddie Mac Gold Pool 3% 3/1/2052	509,680	451,965
Freddie Mac Gold Pool 3% 3/1/2052	86,063	75,672
Freddie Mac Gold Pool 3% 3/1/2052	40,641	35,734
Freddie Mac Gold Pool 3% 4/1/2032	5,273	5,138
Freddie Mac Gold Pool 3% 4/1/2032	3,460	3,369
Freddie Mac Gold Pool 3% 4/1/2034	74,992	72,356
Freddie Mac Gold Pool 3% 4/1/2046	28,773	25,847
Freddie Mac Gold Pool 3% 4/1/2046	28,159	25,345
Freddie Mac Gold Pool 3% 4/1/2050	555,258	490,821
Freddie Mac Gold Pool 3% 5/1/2046	450,983	405,483
Freddie Mac Gold Pool 3% 5/1/2046	70,694	63,534
Freddie Mac Gold Pool 3% 6/1/2046	453,493	407,032
Freddie Mac Gold Pool 3% 6/1/2050	886,654	788,746
Freddie Mac Gold Pool 3% 6/1/2052	238,247	210,375
Freddie Mac Gold Pool 3% 6/1/2052	130,968	115,155
Freddie Mac Gold Pool 3% 7/1/2032	7,902	7,680
Freddie Mac Gold Pool 3% 8/1/2032	11,709	11,375
Freddie Mac Gold Pool 3% 8/1/2032	6,846	6,650
Freddie Mac Gold Pool 3% 8/1/2052	746,624	663,478
Freddie Mac Gold Pool 3% 9/1/2048	613,104	546,743
Freddie Mac Gold Pool 3% 9/1/2049	8,929	7,974
Freddie Mac Gold Pool 3% 9/1/2050	15,846	13,978
Freddie Mac Gold Pool 3.5% 1/1/2046	43,977	40,808
Freddie Mac Gold Pool 3.5% 10/1/2047	6,485	6,028
Freddie Mac Gold Pool 3.5% 11/1/2033	220,691	214,049
Freddie Mac Gold Pool 3.5% 11/1/2047	47,641	44,281
Freddie Mac Gold Pool 3.5% 12/1/2033	82,585	80,543
Freddie Mac Gold Pool 3.5% 12/1/2046	82,460	76,584
Freddie Mac Gold Pool 3.5% 12/1/2047	11,192	10,402
Freddie Mac Gold Pool 3.5% 2/1/2034	196,709	189,821
Freddie Mac Gold Pool 3.5% 2/1/2043	225,342	211,452
Freddie Mac Gold Pool 3.5% 2/1/2043	22,424	21,166
Freddie Mac Gold Pool 3.5% 2/1/2052	162,959	149,429
Freddie Mac Gold Pool 3.5% 2/1/2053	3,122,953	2,867,579
Freddie Mac Gold Pool 3.5% 3/1/2032	99,302	97,363
Freddie Mac Gold Pool 3.5% 3/1/2046	604,800	563,843
Freddie Mac Gold Pool 3.5% 4/1/2042	524,597	495,430
Freddie Mac Gold Pool 3.5% 4/1/2043	251,009	235,445
Freddie Mac Gold Pool 3.5% 4/1/2043	26,722	25,101
Freddie Mac Gold Pool 3.5% 4/1/2043	5,958	5,590
Freddie Mac Gold Pool 3.5% 4/1/2046	414,800	384,828
Freddie Mac Gold Pool 3.5% 4/1/2046	82,184	76,378
Freddie Mac Gold Pool 3.5% 4/1/2052 (f)(g)	9,481,384	8,723,839
Freddie Mac Gold Pool 3.5% 5/1/2034	96,797	94,225
Freddie Mac Gold Pool 3.5% 5/1/2045	813,487	757,390
Freddie Mac Gold Pool 3.5% 5/1/2046	887,663	826,295
Freddie Mac Gold Pool 3.5% 5/1/2046	467,670	434,211
Freddie Mac Gold Pool 3.5% 5/1/2046	116,328	107,841
Freddie Mac Gold Pool 3.5% 5/1/2052	134,959	122,869
Freddie Mac Gold Pool 3.5% 6/1/2032	332,019	325,259
Freddie Mac Gold Pool 3.5% 6/1/2042	28,498	26,820
Freddie Mac Gold Pool 3.5% 6/1/2045	967,289	901,259
Freddie Mac Gold Pool 3.5% 6/1/2045	155,653	145,314
Freddie Mac Gold Pool 3.5% 7/1/2032	331,339	324,502
Freddie Mac Gold Pool 3.5% 7/1/2032	72,311	70,860
Freddie Mac Gold Pool 3.5% 7/1/2042	329,493	309,401
Freddie Mac Gold Pool 3.5% 7/1/2047	115,163	107,149
Freddie Mac Gold Pool 3.5% 7/1/2052	782,196	719,700
Freddie Mac Gold Pool 3.5% 8/1/2034	165,252	160,780
Freddie Mac Gold Pool 3.5% 8/1/2047	179,411	166,927
Freddie Mac Gold Pool 3.5% 8/1/2047	21,252	19,753
Freddie Mac Gold Pool 3.5% 8/1/2047	13,534	12,592
Freddie Mac Gold Pool 3.5% 9/1/2042	408,176	382,861
Freddie Mac Gold Pool 3.5% 9/1/2042	316,875	297,282
Freddie Mac Gold Pool 3.5% 9/1/2046	107,462	99,939
Freddie Mac Gold Pool 3.5% 9/1/2046	24,438	22,742
Freddie Mac Gold Pool 3.5% 9/1/2047	5,364	4,986
Freddie Mac Gold Pool 3.5% 9/1/2047	5,045	4,689
Freddie Mac Gold Pool 4% 1/1/2036	181,062	178,045
Freddie Mac Gold Pool 4% 1/1/2042	94,814	91,574
Freddie Mac Gold Pool 4% 1/1/2044	22,891	21,993
Freddie Mac Gold Pool 4% 1/1/2044	11,248	10,781
Freddie Mac Gold Pool 4% 10/1/2041	12,101	11,701
Freddie Mac Gold Pool 4% 10/1/2042	7,206	6,946
Freddie Mac Gold Pool 4% 10/1/2043	28,080	26,959
Freddie Mac Gold Pool 4% 10/1/2043	12,544	12,024
Freddie Mac Gold Pool 4% 10/1/2043	9,756	9,399
Freddie Mac Gold Pool 4% 10/1/2052	944,275	895,387
Freddie Mac Gold Pool 4% 11/1/2040	426,147	412,374
Freddie Mac Gold Pool 4% 11/1/2042	125,576	121,334
Freddie Mac Gold Pool 4% 11/1/2042	60,433	58,440
Freddie Mac Gold Pool 4% 11/1/2042	24,632	23,768
Freddie Mac Gold Pool 4% 11/1/2042	21,445	20,638
Freddie Mac Gold Pool 4% 11/1/2042	9,822	9,445
Freddie Mac Gold Pool 4% 11/1/2042	839	824
Freddie Mac Gold Pool 4% 11/1/2043	141,913	136,756
Freddie Mac Gold Pool 4% 11/1/2048	38,223	36,312
Freddie Mac Gold Pool 4% 12/1/2047	482,000	459,226
Freddie Mac Gold Pool 4% 2/1/2041	174,874	169,353
Freddie Mac Gold Pool 4% 2/1/2042	27,005	26,126
Freddie Mac Gold Pool 4% 2/1/2043	16,586	15,943
Freddie Mac Gold Pool 4% 2/1/2043	7,192	6,907
Freddie Mac Gold Pool 4% 2/1/2044	15,208	14,613
Freddie Mac Gold Pool 4% 2/1/2044	8,284	7,973
Freddie Mac Gold Pool 4% 2/1/2045	143,262	137,787
Freddie Mac Gold Pool 4% 2/1/2045	1,227	1,175
Freddie Mac Gold Pool 4% 2/1/2048	216,488	206,260
Freddie Mac Gold Pool 4% 2/1/2052	12,414	11,828
Freddie Mac Gold Pool 4% 3/1/2042	28,799	27,782
Freddie Mac Gold Pool 4% 3/1/2042	28,158	27,203
Freddie Mac Gold Pool 4% 4/1/2042	474,620	457,919
Freddie Mac Gold Pool 4% 4/1/2042	25,382	24,527
Freddie Mac Gold Pool 4% 4/1/2042	5,395	5,190
Freddie Mac Gold Pool 4% 4/1/2043	11,520	11,099
Freddie Mac Gold Pool 4% 4/1/2048	21,484	20,462
Freddie Mac Gold Pool 4% 4/1/2048	18,344	17,471
Freddie Mac Gold Pool 4% 4/1/2048	10,773	10,261
Freddie Mac Gold Pool 4% 4/1/2048	4,672	4,450
Freddie Mac Gold Pool 4% 4/1/2048	4,353	4,146
Freddie Mac Gold Pool 4% 5/1/2042	29,411	28,472
Freddie Mac Gold Pool 4% 5/1/2043	11,661	11,205
Freddie Mac Gold Pool 4% 5/1/2043	5,495	5,273
Freddie Mac Gold Pool 4% 5/1/2043	1,809	1,740
Freddie Mac Gold Pool 4% 5/1/2045	54,182	52,376
Freddie Mac Gold Pool 4% 5/1/2048	328,358	312,358
Freddie Mac Gold Pool 4% 6/1/2043	15,087	14,592
Freddie Mac Gold Pool 4% 6/1/2045	33,705	32,373
Freddie Mac Gold Pool 4% 6/1/2047	139,148	132,790
Freddie Mac Gold Pool 4% 7/1/2042	263,052	253,356
Freddie Mac Gold Pool 4% 7/1/2043	25,876	24,867
Freddie Mac Gold Pool 4% 7/1/2043	23,022	22,166
Freddie Mac Gold Pool 4% 7/1/2043	9,964	9,562
Freddie Mac Gold Pool 4% 7/1/2043	7,138	6,847
Freddie Mac Gold Pool 4% 7/1/2043	7,029	6,744
Freddie Mac Gold Pool 4% 7/1/2045	83,348	80,016
Freddie Mac Gold Pool 4% 7/1/2048	110,518	105,538
Freddie Mac Gold Pool 4% 8/1/2041	2,851	2,755
Freddie Mac Gold Pool 4% 8/1/2044	4,018	3,852
Freddie Mac Gold Pool 4% 8/1/2044	3,891	3,756
Freddie Mac Gold Pool 4% 9/1/2041	26,479	25,602
Freddie Mac Gold Pool 4% 9/1/2042	1,313,279	1,267,538
Freddie Mac Gold Pool 4% 9/1/2042	15,546	15,050
Freddie Mac Gold Pool 4% 9/1/2043	19,356	18,619
Freddie Mac Gold Pool 4% 9/1/2043	12,666	12,150
Freddie Mac Gold Pool 4% 9/1/2043	7,280	6,979
Freddie Mac Gold Pool 4% 9/1/2043	2,589	2,489
Freddie Mac Gold Pool 4% 9/1/2043	583	572
Freddie Mac Gold Pool 4% 9/1/2048	201,071	191,022
Freddie Mac Gold Pool 4% 9/1/2048	39,575	37,597
Freddie Mac Gold Pool 4% 9/1/2051	12,828	12,223
Freddie Mac Gold Pool 4.5% 1/1/2041	116,339	115,055
Freddie Mac Gold Pool 4.5% 10/1/2035	5,313	5,277
Freddie Mac Gold Pool 4.5% 10/1/2039	489,672	484,579
Freddie Mac Gold Pool 4.5% 10/1/2039	131,230	129,774
Freddie Mac Gold Pool 4.5% 10/1/2039	9,270	9,168
Freddie Mac Gold Pool 4.5% 10/1/2040	11,834	11,691
Freddie Mac Gold Pool 4.5% 10/1/2041	63,305	62,540
Freddie Mac Gold Pool 4.5% 10/1/2047	8,974	8,773
Freddie Mac Gold Pool 4.5% 11/1/2039	6,055	5,993
Freddie Mac Gold Pool 4.5% 11/1/2040	60,856	60,172
Freddie Mac Gold Pool 4.5% 11/1/2047	19,662	19,151
Freddie Mac Gold Pool 4.5% 12/1/2039	5,467	5,405
Freddie Mac Gold Pool 4.5% 12/1/2040	11,168	11,035
Freddie Mac Gold Pool 4.5% 12/1/2048	540,661	528,918
Freddie Mac Gold Pool 4.5% 2/1/2041	20,277	20,058
Freddie Mac Gold Pool 4.5% 2/1/2041	18,242	18,036
Freddie Mac Gold Pool 4.5% 2/1/2041	17,780	17,562
Freddie Mac Gold Pool 4.5% 2/1/2041	14,414	14,234
Freddie Mac Gold Pool 4.5% 2/1/2041	8,967	8,858
Freddie Mac Gold Pool 4.5% 2/1/2047	8,225	8,067
Freddie Mac Gold Pool 4.5% 3/1/2041	40,956	40,483
Freddie Mac Gold Pool 4.5% 3/1/2041	16,542	16,351
Freddie Mac Gold Pool 4.5% 3/1/2041	8,821	8,718
Freddie Mac Gold Pool 4.5% 3/1/2044	1,777	1,751
Freddie Mac Gold Pool 4.5% 3/1/2047	10,658	10,453
Freddie Mac Gold Pool 4.5% 4/1/2041	16,133	15,931
Freddie Mac Gold Pool 4.5% 4/1/2041	13,932	13,772
Freddie Mac Gold Pool 4.5% 5/1/2039	76,056	75,361
Freddie Mac Gold Pool 4.5% 5/1/2039	31,691	31,407
Freddie Mac Gold Pool 4.5% 5/1/2039	6,545	6,477
Freddie Mac Gold Pool 4.5% 5/1/2041	20,784	20,522
Freddie Mac Gold Pool 4.5% 5/1/2041	12,500	12,355
Freddie Mac Gold Pool 4.5% 6/1/2041	26,772	26,498
Freddie Mac Gold Pool 4.5% 6/1/2041	13,095	12,957
Freddie Mac Gold Pool 4.5% 6/1/2041	2,974	2,948
Freddie Mac Gold Pool 4.5% 7/1/2047	9,568	9,363
Freddie Mac Gold Pool 4.5% 8/1/2040	68,454	67,693
Freddie Mac Gold Pool 4.5% 8/1/2041	2,862	2,831
Freddie Mac Gold Pool 4.5% 8/1/2041	2,055	2,031
Freddie Mac Gold Pool 4.5% 9/1/2039	23,659	23,438
Freddie Mac Gold Pool 4.5% 9/1/2039	1,661	1,646
Freddie Mac Gold Pool 4.5% 9/1/2041	4,823	4,769
Freddie Mac Gold Pool 5% 1/1/2035	10,292	10,372
Freddie Mac Gold Pool 5% 1/1/2053	680,227	678,093
Freddie Mac Gold Pool 5% 10/1/2052	543,480	542,625
Freddie Mac Gold Pool 5% 11/1/2033	93,899	94,598
Freddie Mac Gold Pool 5% 11/1/2052	1,256,602	1,254,624
Freddie Mac Gold Pool 5% 11/1/2052	556,443	556,263
Freddie Mac Gold Pool 5% 12/1/2034	37,251	37,547
Freddie Mac Gold Pool 5% 12/1/2052	1,284,398	1,282,376
Freddie Mac Gold Pool 5% 12/1/2052	202,658	201,896
Freddie Mac Gold Pool 5% 12/1/2052	145,338	144,791
Freddie Mac Gold Pool 5% 3/1/2056	12,025,000	11,840,727
Freddie Mac Gold Pool 5% 5/1/2056	8,649,999	8,517,444
Freddie Mac Gold Pool 5% 7/1/2033	2,307	2,309
Freddie Mac Gold Pool 5% 7/1/2040	372,384	374,788
Freddie Mac Gold Pool 5% 7/1/2041	8,008	8,077
Freddie Mac Gold Pool 5% 8/1/2036	59,091	59,606
Freddie Mac Gold Pool 5% 8/1/2040	3,377,318	3,399,120
Freddie Mac Gold Pool 5% 8/1/2040	2,422,804	2,438,445
Freddie Mac Gold Pool 5.5% 1/1/2056	1,892,836	1,927,018
Freddie Mac Gold Pool 5.5% 1/1/2056	874,631	887,146
Freddie Mac Gold Pool 5.5% 10/1/2053	154,114	155,597
Freddie Mac Gold Pool 5.5% 10/1/2054	443,702	447,039
Freddie Mac Gold Pool 5.5% 10/1/2054	222,045	223,861
Freddie Mac Gold Pool 5.5% 12/1/2054	724,216	734,578
Freddie Mac Gold Pool 5.5% 12/1/2054	94,129	94,770
Freddie Mac Gold Pool 5.5% 2/1/2054	63,205	63,833
Freddie Mac Gold Pool 5.5% 3/1/2053 (d)	2,743,379	2,803,209
Freddie Mac Gold Pool 5.5% 4/1/2055	121,237	121,966
Freddie Mac Gold Pool 5.5% 5/1/2053	771,177	783,658
Freddie Mac Gold Pool 5.5% 5/1/2054	489,381	495,328
Freddie Mac Gold Pool 5.5% 8/1/2055	1,798,340	1,832,502
Freddie Mac Gold Pool 6% 10/1/2034	8,836	9,050
Freddie Mac Gold Pool 6% 10/1/2054	707,510	735,672
Freddie Mac Gold Pool 6% 11/1/2028	433	442
Freddie Mac Gold Pool 6% 11/1/2038	174,831	180,167
Freddie Mac Gold Pool 6% 11/1/2053	132,821	137,071
Freddie Mac Gold Pool 6% 12/1/2055	1,164,459	1,210,081
Freddie Mac Gold Pool 6% 2/1/2029	444	453
Freddie Mac Gold Pool 6% 2/1/2040	339,727	352,326
Freddie Mac Gold Pool 6% 2/1/2055	2,698,568	2,813,571
Freddie Mac Gold Pool 6% 2/1/2055	1,238,323	1,288,000
Freddie Mac Gold Pool 6% 4/1/2032	12,564	12,889
Freddie Mac Gold Pool 6% 4/1/2040	876,151	901,798
Freddie Mac Gold Pool 6% 4/1/2054 (d)	1,845,968	1,917,713
Freddie Mac Gold Pool 6% 4/1/2054	468,829	483,796
Freddie Mac Gold Pool 6% 5/1/2033	9,111	9,322
Freddie Mac Gold Pool 6% 5/1/2054	1,960,102	2,039,959
Freddie Mac Gold Pool 6% 5/1/2055	285,874	296,247
Freddie Mac Gold Pool 6% 6/1/2029	739	754
Freddie Mac Gold Pool 6% 6/1/2029	170	173
Freddie Mac Gold Pool 6% 7/1/2029	1,448	1,479
Freddie Mac Gold Pool 6% 7/1/2029	72	74
Freddie Mac Gold Pool 6% 7/1/2029	15	15
Freddie Mac Gold Pool 6% 7/1/2039	1,925,765	1,983,942
Freddie Mac Gold Pool 6% 8/1/2055	4,515,502	4,686,770
Freddie Mac Gold Pool 6% 8/1/2055	1,679,077	1,744,861
Freddie Mac Gold Pool 6% 9/1/2033	18,320	18,835
Freddie Mac Gold Pool 6% 9/1/2036	43,793	45,439
Freddie Mac Gold Pool 6% 9/1/2054	2,248,380	2,339,982
Freddie Mac Gold Pool 6% 9/1/2054	647,360	673,734
Freddie Mac Gold Pool 6% 9/1/2054	157,254	162,911
Freddie Mac Gold Pool 6.5% 1/1/2032	10,854	11,274
Freddie Mac Gold Pool 6.5% 1/1/2054	734,613	773,588
Freddie Mac Gold Pool 6.5% 1/1/2054	45,412	47,718
Freddie Mac Gold Pool 6.5% 1/1/2054	37,553	39,710
Freddie Mac Gold Pool 6.5% 1/1/2054	23,684	24,718
Freddie Mac Gold Pool 6.5% 10/1/2032	9,213	9,570
Freddie Mac Gold Pool 6.5% 10/1/2053	243,365	256,353
Freddie Mac Gold Pool 6.5% 11/1/2054	147,946	155,656
Freddie Mac Gold Pool 6.5% 11/1/2054	102,779	107,259
Freddie Mac Gold Pool 6.5% 2/1/2037	841	874
Freddie Mac Gold Pool 6.5% 2/1/2053	18,282	19,183
Freddie Mac Gold Pool 6.5% 2/1/2055	1,207,406	1,274,560
Freddie Mac Gold Pool 6.5% 2/1/2055	316,010	332,510
Freddie Mac Gold Pool 6.5% 3/1/2032	1,674	1,739
Freddie Mac Gold Pool 6.5% 3/1/2032	1,047	1,088
Freddie Mac Gold Pool 6.5% 3/1/2037	1,208	1,271
Freddie Mac Gold Pool 6.5% 4/1/2032	926	962
Freddie Mac Gold Pool 6.5% 4/1/2032	763	792
Freddie Mac Gold Pool 6.5% 4/1/2054	145,228	152,433
Freddie Mac Gold Pool 6.5% 4/1/2054	69,864	73,691
Freddie Mac Gold Pool 6.5% 4/1/2055	479,141	503,794
Freddie Mac Gold Pool 6.5% 5/1/2031	2,116	2,198
Freddie Mac Gold Pool 6.5% 5/1/2033	19,328	20,078
Freddie Mac Gold Pool 6.5% 5/1/2053	12,983	13,630
Freddie Mac Gold Pool 6.5% 5/1/2054	198,880	208,605
Freddie Mac Gold Pool 6.5% 6/1/2053	83,644	87,602
Freddie Mac Gold Pool 6.5% 6/1/2054	1,153,183	1,216,528
Freddie Mac Gold Pool 6.5% 6/1/2054	230,186	243,405
Freddie Mac Gold Pool 6.5% 6/1/2054	41,994	44,515
Freddie Mac Gold Pool 6.5% 6/1/2054	22,171	23,386
Freddie Mac Gold Pool 6.5% 7/1/2054	79,525	83,187
Freddie Mac Gold Pool 6.5% 7/1/2054	22,071	23,338
Freddie Mac Gold Pool 6.5% 8/1/2054	855,321	896,117
Freddie Mac Gold Pool 6.5% 8/1/2054	326,150	344,010
Freddie Mac Gold Pool 6.5% 8/1/2054	212,637	222,227
Freddie Mac Gold Pool 6.5% 8/1/2054	95,566	100,166
Freddie Mac Gold Pool 6.5% 9/1/2039	18,773	19,755
Freddie Mac Gold Pool 6.5% 9/1/2053	73,561	77,602
Freddie Mac Gold Pool 6.5% 9/1/2054	3,231,060	3,423,941
Freddie Mac Gold Pool 6.5% 9/1/2054	275,056	290,766
Freddie Mac Gold Pool 6.5% 9/1/2054	252,486	264,225
Freddie Mac Gold Pool 7% 1/1/2036	2,938	3,105
Freddie Mac Gold Pool 7% 1/1/2054	1,155,154	1,234,245
Freddie Mac Gold Pool 7% 1/1/2054	1,128,259	1,207,448
Freddie Mac Gold Pool 7% 1/1/2054	419,277	448,017
Freddie Mac Gold Pool 7% 1/1/2054	280,718	300,509
Freddie Mac Gold Pool 7% 1/1/2054	154,543	165,184
Freddie Mac Gold Pool 7% 1/1/2054	16,549	17,690
Freddie Mac Gold Pool 7% 10/1/2055	24,883	26,674
Freddie Mac Gold Pool 7% 10/1/2055	20,099	21,552
Freddie Mac Gold Pool 7% 11/1/2026	90	91
Freddie Mac Gold Pool 7% 11/1/2034	5,516	5,829
Freddie Mac Gold Pool 7% 11/1/2034	4,975	5,258
Freddie Mac Gold Pool 7% 11/1/2053	156,988	168,117
Freddie Mac Gold Pool 7% 11/1/2055	120,154	129,103
Freddie Mac Gold Pool 7% 11/1/2055	97,048	104,367
Freddie Mac Gold Pool 7% 11/1/2055	81,629	87,977
Freddie Mac Gold Pool 7% 11/1/2055	49,129	53,042
Freddie Mac Gold Pool 7% 11/1/2055	25,230	26,893
Freddie Mac Gold Pool 7% 11/1/2055	24,875	26,530
Freddie Mac Gold Pool 7% 11/1/2055	24,573	26,229
Freddie Mac Gold Pool 7% 11/1/2055	21,256	22,696
Freddie Mac Gold Pool 7% 12/1/2026	80	80
Freddie Mac Gold Pool 7% 12/1/2053	129,162	137,472
Freddie Mac Gold Pool 7% 12/1/2053	23,270	24,777
Freddie Mac Gold Pool 7% 12/1/2053	13,889	14,858
Freddie Mac Gold Pool 7% 12/1/2054	24,643	26,160
Freddie Mac Gold Pool 7% 2/1/2054	571,721	610,687
Freddie Mac Gold Pool 7% 3/1/2054	21,669	23,066
Freddie Mac Gold Pool 7% 3/1/2054	18,533	19,889
Freddie Mac Gold Pool 7% 3/1/2054	15,168	16,182
Freddie Mac Gold Pool 7% 5/1/2055	22,188	23,650
Freddie Mac Gold Pool 7% 6/1/2054	1,105,688	1,184,070
Freddie Mac Gold Pool 7% 6/1/2054	1,004,582	1,073,756
Freddie Mac Gold Pool 7% 7/1/2029	6,758	7,142
Freddie Mac Gold Pool 7% 7/1/2043	11,218	11,971
Freddie Mac Gold Pool 7% 7/1/2054	13,890	14,845
Freddie Mac Gold Pool 7% 7/1/2054	12,012	12,819
Freddie Mac Gold Pool 7% 8/1/2026	46	46
Freddie Mac Gold Pool 7% 8/1/2034	4,410	4,660
Freddie Mac Gold Pool 7% 8/1/2054	481,111	515,969
Freddie Mac Gold Pool 7% 8/1/2054	472,086	508,871
Freddie Mac Gold Pool 7% 8/1/2054	21,681	23,125
Freddie Mac Gold Pool 7% 9/1/2026	265	265
Freddie Mac Gold Pool 7% 9/1/2035	12,432	13,139
Freddie Mac Gold Pool 7% 9/1/2043	17,742	18,856
Freddie Mac Gold Pool 7% 9/1/2054	572,032	611,376
Freddie Mac Gold Pool 7.5% 1/1/2027	4	4
Freddie Mac Gold Pool 7.5% 11/1/2029	659	682
Freddie Mac Gold Pool 7.5% 11/1/2029	135	138
Freddie Mac Gold Pool 7.5% 2/1/2032	63,899	67,178
Freddie Mac Gold Pool 7.5% 6/1/2027	135	137
Freddie Mac Gold Pool 7.5% 7/1/2034	20,743	21,473
Freddie Mac Gold Pool 7.5% 9/1/2030	147	153
Freddie Mac Gold Pool 7.5% 9/1/2031	1,387	1,451
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	730,324	770,442
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	676,913	715,154
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	204,973	217,337
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	145,466	153,820
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	17,415	17,818
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	46,146	48,025
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.434% 9/1/2041 (b)(c)	10,014	10,426
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9451%, 6.493% 10/1/2042 (b)(c)	5,353	5,599
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (b)(c)	12,497	12,836
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	6,315	6,560
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.231%, 6.231% 5/1/2034 (b)(c)	294	301
Freddie Mac Non Gold Pool 5.5% 5/1/2053	1,376,750	1,404,194
Freddie Mac Non Gold Pool 5.5% 7/1/2053	949,235	965,487
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,075,446	1,096,212
Freddie Mac Non Gold Pool 5.5% 9/1/2054	1,071,323	1,087,991
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.26% 6/1/2037 (b)(c)	46,393	48,116
Freddie Mac Non Gold Pool 6% 11/1/2054	577,447	598,582
Freddie Mac Non Gold Pool 6% 6/1/2053	495,353	513,638
Freddie Mac Non Gold Pool 6% 6/1/2053	438,986	454,367
Freddie Mac Non Gold Pool 6% 7/1/2053	378,972	392,961
Freddie Mac Non Gold Pool 6% 9/1/2053	359,195	370,686
Freddie Mac Non Gold Pool 6.5% 1/1/2055	411,355	433,052
Freddie Mac Non Gold Pool 6.5% 1/1/2055	405,749	429,971
Freddie Mac Non Gold Pool 6.5% 1/1/2055	163,673	173,073
Freddie Mac Non Gold Pool 6.5% 1/1/2055	79,680	83,617
Freddie Mac Non Gold Pool 6.5% 11/1/2054	171,255	181,425
Freddie Mac Non Gold Pool 6.5% 12/1/2054	41,350	43,502
Freddie Mac Non Gold Pool 6.5% 2/1/2055	449,593	476,432
Freddie Mac Non Gold Pool 6.5% 2/1/2055	168,000	177,648
Freddie Mac Non Gold Pool 6.5% 4/1/2055	141,262	148,614
Freddie Mac Non Gold Pool 7% 1/1/2055	19,734	21,082
Freddie Mac Non Gold Pool 7% 10/1/2055	24,835	26,685
Freddie Mac Non Gold Pool 7% 11/1/2055	46,409	49,458
Freddie Mac Non Gold Pool 7% 12/1/2053	17,768	18,985
Freddie Mac Non Gold Pool 7% 3/1/2055	24,910	26,533
Freddie Mac Non Gold Pool 7% 9/1/2055	21,756	23,096
Ginnie Mae I Pool 2.5% 1/20/2052	465,865	398,012
Ginnie Mae I Pool 2.5% 12/20/2051	711,559	607,921
Ginnie Mae I Pool 2.5% 12/20/2051	469,007	400,111
Ginnie Mae I Pool 2.5% 12/20/2051	378,687	323,532
Ginnie Mae I Pool 2.5% 8/20/2051	4,020,970	3,430,294
Ginnie Mae I Pool 3% 12/20/2042	148,014	134,580
Ginnie Mae I Pool 3% 3/20/2043	97,495	88,688
Ginnie Mae I Pool 3% 3/20/2043	40,321	36,720
Ginnie Mae I Pool 3% 4/15/2045	22,314	20,105
Ginnie Mae I Pool 3% 5/15/2043	24,766	22,574
Ginnie Mae I Pool 3% 6/15/2042	36,288	33,175
Ginnie Mae I Pool 3% 6/15/2043	48,182	44,394
Ginnie Mae I Pool 3% 6/15/2043	30,078	27,498
Ginnie Mae I Pool 3% 6/20/2042	178,536	163,359
Ginnie Mae I Pool 3% 7/15/2043	8,863	8,081
Ginnie Mae I Pool 3.5% 10/20/2052	537,145	488,580
Ginnie Mae I Pool 3.5% 2/15/2043	204,304	191,068
Ginnie Mae I Pool 3.5% 3/15/2042	9,274	8,691
Ginnie Mae I Pool 3.5% 3/15/2043	136,369	127,958
Ginnie Mae I Pool 3.5% 5/20/2046	22,914	21,127
Ginnie Mae I Pool 3.5% 5/20/2046	12,990	11,977
Ginnie Mae I Pool 3.5% 5/20/2046	11,565	10,663
Ginnie Mae I Pool 3.5% 5/20/2046	11,112	10,245
Ginnie Mae I Pool 3.5% 5/20/2046	9,890	9,118
Ginnie Mae I Pool 3.5% 5/20/2046	6,159	5,666
Ginnie Mae I Pool 3.5% 6/20/2046	41,317	38,095
Ginnie Mae I Pool 3.5% 6/20/2046	15,831	14,597
Ginnie Mae I Pool 3.5% 6/20/2046	14,453	13,326
Ginnie Mae I Pool 3.5% 6/20/2046	13,321	12,282
Ginnie Mae I Pool 3.5% 6/20/2046	11,181	10,309
Ginnie Mae I Pool 3.5% 6/20/2046	7,798	7,190
Ginnie Mae I Pool 3.5% 6/20/2046	5,197	4,797
Ginnie Mae I Pool 3.5% 7/15/2043	15,392	14,405
Ginnie Mae I Pool 3.5% 7/20/2043	37,497	34,879
Ginnie Mae I Pool 3.5% 7/20/2046	727,535	672,238
Ginnie Mae I Pool 3.5% 7/20/2052	2,948,433	2,683,697
Ginnie Mae I Pool 3.5% 8/20/2052	1,686,769	1,535,316
Ginnie Mae I Pool 3.5% 9/20/2052	2,367,173	2,154,628
Ginnie Mae I Pool 4% 1/15/2042	4,646	4,461
Ginnie Mae I Pool 4% 1/15/2043	17,017	16,305
Ginnie Mae I Pool 4% 10/15/2040	74,257	71,498
Ginnie Mae I Pool 4% 10/15/2040	29,196	28,126
Ginnie Mae I Pool 4% 10/15/2040	6,777	6,527
Ginnie Mae I Pool 4% 10/15/2040	3,146	3,033
Ginnie Mae I Pool 4% 10/15/2041	126,302	121,292
Ginnie Mae I Pool 4% 10/15/2041	35,185	33,839
Ginnie Mae I Pool 4% 10/15/2041	19,104	18,359
Ginnie Mae I Pool 4% 10/15/2041	13,557	12,998
Ginnie Mae I Pool 4% 10/15/2041	1,988	1,906
Ginnie Mae I Pool 4% 11/15/2041	91,862	88,291
Ginnie Mae I Pool 4% 11/15/2042	5,630	5,397
Ginnie Mae I Pool 4% 12/15/2040	6,501	6,273
Ginnie Mae I Pool 4% 12/15/2040	3,235	3,114
Ginnie Mae I Pool 4% 12/15/2041	37,244	35,824
Ginnie Mae I Pool 4% 12/15/2041	29,977	28,783
Ginnie Mae I Pool 4% 12/15/2041	1,558	1,497
Ginnie Mae I Pool 4% 12/15/2042	6,378	6,121
Ginnie Mae I Pool 4% 2/15/2041	11,879	11,438
Ginnie Mae I Pool 4% 2/15/2042	62,643	60,189
Ginnie Mae I Pool 4% 2/15/2042	14,063	13,505
Ginnie Mae I Pool 4% 3/15/2040	10,851	10,441
Ginnie Mae I Pool 4% 3/15/2041	24,781	23,922
Ginnie Mae I Pool 4% 3/15/2041	13,769	13,218
Ginnie Mae I Pool 4% 3/15/2041	5,046	4,860
Ginnie Mae I Pool 4% 3/15/2042	45,087	43,283
Ginnie Mae I Pool 4% 3/15/2042	13,753	13,210
Ginnie Mae I Pool 4% 3/15/2042	7,371	7,065
Ginnie Mae I Pool 4% 4/15/2042	9,809	9,395
Ginnie Mae I Pool 4% 4/15/2043	3,442	3,305
Ginnie Mae I Pool 4% 5/15/2041	59,887	58,153
Ginnie Mae I Pool 4% 5/20/2049	154,975	145,728
Ginnie Mae I Pool 4% 6/15/2041	85,992	82,675
Ginnie Mae I Pool 4% 6/15/2041	9,108	8,757
Ginnie Mae I Pool 4% 6/15/2041	6,307	6,054
Ginnie Mae I Pool 4% 6/15/2041	6,213	6,007
Ginnie Mae I Pool 4% 6/15/2042	2,279	2,183
Ginnie Mae I Pool 4% 7/15/2041	5,537	5,328
Ginnie Mae I Pool 4% 7/15/2041	3,510	3,367
Ginnie Mae I Pool 4% 8/15/2041	8,054	7,758
Ginnie Mae I Pool 4% 8/15/2043	5,075	4,847
Ginnie Mae I Pool 4% 8/15/2043	3,292	3,155
Ginnie Mae I Pool 4% 9/15/2040	3,109	2,996
Ginnie Mae I Pool 4% 9/15/2041	41,156	39,556
Ginnie Mae I Pool 4% 9/15/2041	4,387	4,205
Ginnie Mae I Pool 4.5% 2/15/2040	18,327	18,121
Ginnie Mae I Pool 4.5% 2/15/2040	1,240	1,225
Ginnie Mae I Pool 4.5% 3/15/2040	160,888	158,994
Ginnie Mae I Pool 4.5% 3/15/2040	30,089	29,737
Ginnie Mae I Pool 4.5% 3/15/2040	16,880	16,672
Ginnie Mae I Pool 4.5% 3/15/2041	47,189	46,565
Ginnie Mae I Pool 4.5% 4/20/2053	1,782,402	1,727,512
Ginnie Mae I Pool 4.5% 5/15/2039	1,788	1,768
Ginnie Mae I Pool 4.5% 5/15/2040	53,534	52,900
Ginnie Mae I Pool 4.5% 5/20/2041	1,693	1,670
Ginnie Mae I Pool 4.5% 6/15/2040	97,454	96,287
Ginnie Mae I Pool 4.5% 6/15/2040	78,131	77,073
Ginnie Mae I Pool 4.5% 6/15/2040	75,954	75,059
Ginnie Mae I Pool 4.5% 6/15/2040	73,464	72,604
Ginnie Mae I Pool 4.5% 6/15/2040	50,067	49,459
Ginnie Mae I Pool 4.5% 6/15/2040	25,878	25,577
Ginnie Mae I Pool 4.5% 6/15/2040	16,538	16,341
Ginnie Mae I Pool 4.5% 6/15/2041	261,428	258,119
Ginnie Mae I Pool 4.5% 7/15/2040	79,929	78,982
Ginnie Mae I Pool 4.5% 7/15/2040	78,561	77,641
Ginnie Mae I Pool 4.5% 7/15/2040	53,132	52,506
Ginnie Mae I Pool 4.5% 7/15/2040	40,154	39,689
Ginnie Mae I Pool 4.5% 7/15/2040	29,736	29,386
Ginnie Mae I Pool 4.5% 7/15/2040	21,711	21,448
Ginnie Mae I Pool 4.5% 7/15/2040	3,424	3,380
Ginnie Mae I Pool 4.5% 8/15/2033	213	212
Ginnie Mae I Pool 4.5% 8/15/2039	102,009	100,828
Ginnie Mae I Pool 4.5% 8/15/2039	67,075	66,321
Ginnie Mae I Pool 4.5% 8/15/2040	30,149	29,790
Ginnie Mae I Pool 4.5% 8/15/2040	5,860	5,800
Ginnie Mae I Pool 5% 11/15/2039	28,937	29,256
Ginnie Mae I Pool 5% 11/15/2039	20,306	20,524
Ginnie Mae I Pool 5% 4/15/2040	64,016	64,701
Ginnie Mae I Pool 5% 4/15/2040	25,236	25,507
Ginnie Mae I Pool 5% 4/20/2048	99,158	99,861
Ginnie Mae I Pool 5% 5/15/2039	16,538	16,713
Ginnie Mae I Pool 5% 6/15/2040	202,960	205,137
Ginnie Mae I Pool 5% 6/15/2040	10,038	10,146
Ginnie Mae I Pool 5% 6/15/2041	8,332	8,424
Ginnie Mae I Pool 5% 7/15/2039	26,129	26,406
Ginnie Mae I Pool 5% 7/15/2040	15,877	16,048
Ginnie Mae I Pool 5% 7/15/2040	2,152	2,175
Ginnie Mae I Pool 5% 8/15/2039	1,011	1,022
Ginnie Mae I Pool 5% 9/15/2039	16,492	16,668
Ginnie Mae I Pool 5.5% 12/15/2038	958	981
Ginnie Mae I Pool 5.5% 3/20/2054	876,599	889,680
Ginnie Mae I Pool 5.5% 9/15/2039	48,597	49,826
Ginnie Mae I Pool 5.5% 9/20/2054	534,489	539,917
Ginnie Mae I Pool 6.5% 10/15/2034	16,379	17,143
Ginnie Mae I Pool 6.5% 7/15/2036	313	331
Ginnie Mae I Pool 7% 1/15/2028	10	9
Ginnie Mae I Pool 7% 10/15/2028	158	160
Ginnie Mae I Pool 7% 12/15/2027	34	34
Ginnie Mae I Pool 7% 12/15/2031	947	970
Ginnie Mae I Pool 7% 2/15/2028	61	62
Ginnie Mae I Pool 7% 4/20/2032	17,647	18,252
Ginnie Mae I Pool 7% 5/15/2028	47	48
Ginnie Mae I Pool 7% 5/15/2029	903	917
Ginnie Mae I Pool 7% 7/15/2028	365	368
Ginnie Mae I Pool 7% 7/15/2028	173	176
Ginnie Mae I Pool 7% 7/15/2029	71	72
Ginnie Mae I Pool 7% 7/15/2029	10	9
Ginnie Mae I Pool 7% 8/15/2028	111	112
Ginnie Mae I Pool 7% 8/15/2029	94	95
Ginnie Mae I Pool 7% 9/15/2028	3,615	3,662
Ginnie Mae I Pool 7% 9/15/2028	418	420
Ginnie Mae I Pool 7% 9/15/2028	43	44
Ginnie Mae I Pool 7.5% 11/15/2027	37	38
Ginnie Mae I Pool 7.5% 11/15/2029	577	594
Ginnie Mae I Pool 7.5% 12/15/2026	3	2
Ginnie Mae I Pool 7.5% 12/15/2028	208	211
Ginnie Mae I Pool 7.5% 12/15/2029	295	304
Ginnie Mae I Pool 7.5% 3/15/2028	146	147
Ginnie Mae I Pool 7.5% 4/15/2028	188	191
Ginnie Mae I Pool 7.5% 5/15/2029	359	366
Ginnie Mae I Pool 7.5% 7/15/2029	3,797	3,902
Ginnie Mae I Pool 7.5% 9/15/2027	6	5
Ginnie Mae I Pool 7.5% 9/15/2028	219	222
Ginnie Mae I Pool 8.5% 10/15/2028	336	341
Ginnie Mae I Pool 8.5% 11/15/2027	177	179
Ginnie Mae II Pool 2% 1/20/2051	8,836,041	7,259,714
Ginnie Mae II Pool 2% 10/20/2050	4,636,730	3,810,998
Ginnie Mae II Pool 2% 11/20/2050	2,683,344	2,205,481
Ginnie Mae II Pool 2% 12/20/2050	3,852,934	3,166,785
Ginnie Mae II Pool 2% 2/20/2051	504,967	414,882
Ginnie Mae II Pool 2% 2/20/2052	8,508,508	6,987,953
Ginnie Mae II Pool 2% 3/20/2052	666,736	547,584
Ginnie Mae II Pool 2% 4/20/2051	206,592	169,736
Ginnie Mae II Pool 2% 6/1/2056 (e)	7,775,000	6,380,745
Ginnie Mae II Pool 2% 8/20/2051	296,330	243,373
Ginnie Mae II Pool 2% 9/20/2050	1,410,725	1,159,496
Ginnie Mae II Pool 2.5% 1/20/2051	8,675,553	7,444,500
Ginnie Mae II Pool 2.5% 12/20/2051	530,785	454,638
Ginnie Mae II Pool 2.5% 5/20/2052	2,938,235	2,516,711
Ginnie Mae II Pool 2.5% 6/1/2056 (e)	3,625,000	3,102,504
Ginnie Mae II Pool 2.5% 6/20/2054	381,524	326,969
Ginnie Mae II Pool 2.5% 7/20/2051	192,903	165,289
Ginnie Mae II Pool 2.5% 8/20/2050	100,047	85,741
Ginnie Mae II Pool 2.5% 8/20/2051	8,645,315	7,407,747
Ginnie Mae II Pool 3% 12/20/2046	534,390	482,687
Ginnie Mae II Pool 3% 3/20/2050	481,356	429,520
Ginnie Mae II Pool 3% 4/20/2052	6,907,716	6,148,191
Ginnie Mae II Pool 3% 5/20/2051	1,057,026	941,546
Ginnie Mae II Pool 3% 5/20/2052	7,750,739	6,901,548
Ginnie Mae II Pool 3% 6/20/2050	9,972	8,898
Ginnie Mae II Pool 3% 6/20/2051	280,848	250,034
Ginnie Mae II Pool 3% 7/20/2051	355,064	316,273
Ginnie Mae II Pool 3% 8/20/2051	421,803	375,721
Ginnie Mae II Pool 3.5% 1/20/2044	10,455	9,775
Ginnie Mae II Pool 3.5% 10/20/2041	4,376	4,120
Ginnie Mae II Pool 3.5% 10/20/2043	3,603	3,372
Ginnie Mae II Pool 3.5% 11/20/2041	165,955	156,299
Ginnie Mae II Pool 3.5% 11/20/2043	3,983	3,727
Ginnie Mae II Pool 3.5% 12/20/2040	2,010	1,899
Ginnie Mae II Pool 3.5% 2/20/2043	138,604	129,979
Ginnie Mae II Pool 3.5% 2/20/2044	2,135	1,995
Ginnie Mae II Pool 3.5% 3/20/2043	105,089	98,527
Ginnie Mae II Pool 3.5% 3/20/2044	2,160	2,019
Ginnie Mae II Pool 3.5% 4/20/2043	167,552	157,053
Ginnie Mae II Pool 3.5% 4/20/2044	1,972	1,842
Ginnie Mae II Pool 3.5% 4/20/2046	12,066	11,124
Ginnie Mae II Pool 3.5% 5/20/2043	28,037	26,164
Ginnie Mae II Pool 3.5% 5/20/2046	22,666	20,899
Ginnie Mae II Pool 3.5% 5/20/2046	5,523	5,092
Ginnie Mae II Pool 3.5% 7/20/2043	4,860	4,555
Ginnie Mae II Pool 3.5% 8/20/2043	9,783	9,161
Ginnie Mae II Pool 3.5% 9/20/2040	4,533	4,277
Ginnie Mae II Pool 3.5% 9/20/2043	26,884	25,160
Ginnie Mae II Pool 4% 1/20/2041	685,822	659,838
Ginnie Mae II Pool 4% 1/20/2046	18,021	17,158
Ginnie Mae II Pool 4% 10/20/2040	276,877	266,460
Ginnie Mae II Pool 4% 10/20/2041	323,229	310,530
Ginnie Mae II Pool 4% 10/20/2045	3,605	3,434
Ginnie Mae II Pool 4% 11/20/2040	156,286	150,361
Ginnie Mae II Pool 4% 11/20/2044	383,949	366,424
Ginnie Mae II Pool 4% 12/20/2040	2,125	2,045
Ginnie Mae II Pool 4% 12/20/2044	10,381	9,907
Ginnie Mae II Pool 4% 12/20/2045	23,098	21,998
Ginnie Mae II Pool 4% 2/20/2041	46,658	44,882
Ginnie Mae II Pool 4% 3/20/2041	36,833	35,431
Ginnie Mae II Pool 4% 6/20/2045	1,011,191	964,142
Ginnie Mae II Pool 4% 7/20/2033	4,083	3,993
Ginnie Mae II Pool 4% 7/20/2044	55,757	53,277
Ginnie Mae II Pool 4% 8/20/2041	6,870	6,600
Ginnie Mae II Pool 4% 8/20/2043	20,790	19,900
Ginnie Mae II Pool 4% 8/20/2044	24,831	23,713
Ginnie Mae II Pool 4% 8/20/2045	248,490	236,722
Ginnie Mae II Pool 4% 8/20/2048	1,042,273	988,223
Ginnie Mae II Pool 4% 9/20/2040	217,197	209,016
Ginnie Mae II Pool 4% 9/20/2045	2,770	2,638
Ginnie Mae II Pool 4.5% 1/20/2045	2,257	2,220
Ginnie Mae II Pool 4.5% 10/20/2044	1,863	1,832
Ginnie Mae II Pool 4.5% 11/20/2039	1,430	1,412
Ginnie Mae II Pool 4.5% 11/20/2040	111,818	110,292
Ginnie Mae II Pool 4.5% 11/20/2041	1,079	1,063
Ginnie Mae II Pool 4.5% 11/20/2054	8,868,542	8,553,169
Ginnie Mae II Pool 4.5% 2/20/2041	89,208	87,979
Ginnie Mae II Pool 4.5% 2/20/2042	1,334	1,314
Ginnie Mae II Pool 4.5% 3/20/2041	8,785	8,664
Ginnie Mae II Pool 4.5% 3/20/2046	3,249	3,196
Ginnie Mae II Pool 4.5% 4/20/2035	5,821	5,768
Ginnie Mae II Pool 4.5% 5/20/2040	9,533	9,407
Ginnie Mae II Pool 4.5% 5/20/2041	118,172	116,528
Ginnie Mae II Pool 4.5% 5/20/2042	8,233	8,118
Ginnie Mae II Pool 4.5% 5/20/2046	3,325	3,271
Ginnie Mae II Pool 4.5% 6/20/2035	1,055	1,044
Ginnie Mae II Pool 4.5% 6/20/2041	4,978	4,908
Ginnie Mae II Pool 4.5% 6/20/2043	1,689	1,666
Ginnie Mae II Pool 4.5% 6/20/2044	2,115	2,082
Ginnie Mae II Pool 4.5% 9/20/2039	2,681	2,647
Ginnie Mae II Pool 4.5% 9/20/2040	48,580	47,923
Ginnie Mae II Pool 4.5% 9/20/2046	2,223	2,189
Ginnie Mae II Pool 5% 12/20/2054	771,111	763,531
Ginnie Mae II Pool 5% 6/1/2056 (e)	23,000,000	22,718,429
Ginnie Mae II Pool 5% 7/1/2056 (e)	8,275,000	8,163,352
Ginnie Mae II Pool 5.5% 1/20/2055	743,328	754,421
Ginnie Mae II Pool 5.5% 12/20/2054	919,461	934,331
Ginnie Mae II Pool 5.5% 12/20/2054	226,829	229,150
Ginnie Mae II Pool 5.5% 6/1/2056 (e)	54,150,000	54,486,526
Ginnie Mae II Pool 5.5% 7/1/2056 (e)	36,125,000	36,288,827
Ginnie Mae II Pool 6% 12/20/2054	1,283,916	1,315,836
Ginnie Mae II Pool 6% 6/1/2056 (e)	22,375,000	22,794,005
Ginnie Mae II Pool 6% 7/1/2056 (e)	14,725,000	14,992,695
Ginnie Mae II Pool 7% 2/20/2032	5,256	5,436
Ginnie Mae II Pool 7% 3/20/2032	2,725	2,818
Uniform Mortgage Backed Securities 2% 6/1/2056 (e)	82,200,000	65,769,634
Uniform Mortgage Backed Securities 2% 7/1/2056 (e)	61,750,000	49,390,355
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (e)	4,975,000	4,166,368
Uniform Mortgage Backed Securities 3% 6/1/2056 (e)	12,400,000	10,834,500
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (e)	2,300,000	2,091,742
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (e)	12,300,000	11,811,844
Uniform Mortgage Backed Securities 5% 6/1/2041 (e)	3,500,000	3,518,047
Uniform Mortgage Backed Securities 5% 6/1/2056 (e)	17,025,000	16,756,325
Uniform Mortgage Backed Securities 5% 7/1/2041 (e)	200,000	200,773
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (e)	3,000,000	3,014,531
Uniform Mortgage Backed Securities 6% 6/1/2056 (e)	10,575,000	10,798,067
TOTAL UNITED STATES		883,385,932
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $896,417,634)		883,385,932

U.S. Treasury Obligations - 4.9%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 4.88	8,360,000	8,017,763
US Treasury Bonds 4.625% 11/15/2045	4.99	920,000	879,175
US Treasury Bonds 4.625% 11/15/2055	4.89	140,000	132,168
US Treasury Bonds 4.75% 8/15/2055	4.83	230,000	221,456
US Treasury Bonds 4.875% 8/15/2045	4.75	710,000	701,097
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	2,291,769	2,132,780
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	967,955	901,242
US Treasury Notes 3.5% 2/15/2029	3.50 to 3.60	9,776,000	9,639,290
US Treasury Notes 3.5% 3/15/2029	3.87	30,000	29,571
US Treasury Notes 3.75% 2/28/2033	3.92	280,000	271,523
US Treasury Notes 3.875% 4/15/2029	3.80 to 3.91	6,120,000	6,090,834
US Treasury Notes 4% 11/15/2035	4.13 to 4.14	2,020,000	1,953,719
US Treasury Notes 4.125% 4/30/2033	4.24	2,280,000	2,258,625
US Treasury Notes 4.25% 3/31/2033	4.17	1,900,000	1,897,031
US Treasury Notes 4.75% 2/15/2045	4.50 to 4.99	2,470,000	2,405,066
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,014,575)			37,531,340

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $26,509,925)	3.67	26,504,709	26,510,010

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.3%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	6,900,000	163,440
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,710,000	162,037
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,930,000	297,039
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2030	790,000	25,821
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.8% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/2026	2,750,000	65,782
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	7,760,000	232,210
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/2029	2,000,000	63,526
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,910,000	177,164
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	2,730,000	164,185
Option on an interest rate swap with Goldman Sachs Bank USA to pay a annually fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	42,700,000	298,909
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.275% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	16,630,000	131,178
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	2,850,000	57,332
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	3,960,000	168,111

TOTAL PURCHASED SWAPTIONS (Cost $1,799,250)			2,006,734

TOTAL INVESTMENT IN SECURITIES - 147.6% (Cost $1,146,905,394)	1,133,567,836
NET OTHER ASSETS (LIABILITIES) - (47.6)%	(365,107,795)
NET ASSETS - 100.0%	768,460,041

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 6/1/2056	(8,275,000)	(8,173,695)
Ginnie Mae II Pool 5.5% 6/1/2056	(36,125,000)	(36,349,506)
Ginnie Mae II Pool 6% 6/1/2056	(14,900,000)	(15,179,025)
Uniform Mortgage Backed Securities 2% 6/1/2056	(82,625,000)	(66,109,684)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(4,975,000)	(4,166,368)
Uniform Mortgage Backed Securities 3% 6/1/2056	(12,400,000)	(10,834,500)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(1,775,000)	(1,614,279)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(2,400,000)	(2,304,750)
Uniform Mortgage Backed Securities 5% 6/1/2041	(3,200,000)	(3,216,500)
Uniform Mortgage Backed Securities 5% 6/1/2056	(18,625,000)	(18,331,075)
Uniform Mortgage Backed Securities 5.5% 6/1/2056	(20,000,000)	(20,096,876)
Uniform Mortgage Backed Securities 6% 6/1/2056	(7,075,000)	(7,224,239)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(193,600,497)

TOTAL TBA SALE COMMITMENTS (Proceeds $192,200,814)		(193,600,497)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Citibank NA to receive anually a fixed rate of 3.99% and pay annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	7,000,000	(260,335)

Call Swaptions
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.99% and receive annually a floating rate based on US SOFR Index, expiring March 2036	3/2031	7,000,000	(198,031)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	3,000,000	(177,399)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	900,000	(45,040)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,900,000	(106,194)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	610,000	(33,591)

TOTAL CALL SWAPTIONS			(560,255)
TOTAL WRITTEN SWAPTIONS (Cost $(865,931))			(820,590)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	490	9/2026	101,246,250	112,803
CBOT US Treasury Ultra Bond Contracts (United States)	38	9/2026	4,353,375	63,069
TOTAL LONG				175,872
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(63)	9/2026	(6,923,109)	(11,357)
TOTAL FUTURES CONTRACTS				164,515

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	760,000	(5,515)	(11,655)	(17,170)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,620,000	(11,757)	(16,680)	(28,437)
CMBX AAA Series 13 Index		12/2072	Merrill Lynch Capital Services Inc	(0.5%)	Monthly	720,000	(5,225)	(11,497)	(16,722)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	350,000	64,151	(81,408)	(17,257)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	140,000	25,660	(33,692)	(8,032)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	14,663	(20,014)	(5,351)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	40,000	7,332	(10,876)	(3,544)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	70,000	12,830	(14,866)	(2,036)
CMBX BBB- Series 16 Index		4/2065	Goldman Sachs & Co LLC	(3%)	Monthly	140,000	25,660	(34,106)	(8,446)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	30,000	5,499	(7,848)	(2,349)
CMBX BBB- Series 16 Index		4/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	90,000	16,496	(19,709)	(3,213)
CMBX BBB- Series 17 Index		12/2056	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	14,066	(15,298)	(1,232)
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	21,099	(18,333)	2,766
CMBX BBB- Series 17 Index		12/2056	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	14,066	(11,050)	3,016
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	31,826	(14,854)	16,972
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,913	(7,527)	8,386
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	600,000	47,739	(21,215)	26,524
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	30,293	(12,943)	17,350
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	100,000	15,146	(6,928)	8,218
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	100,000	7,956	(4,818)	3,138
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	400,000	31,826	(41,518)	(9,692)
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	15,146	(14,490)	656
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	50,000	7,573	(7,154)	419
CMBX BBB- Series 17 Index		12/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	14,066	(14,123)	(57)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	15,913	(14,049)	1,864
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	54,986	(50,541)	4,445
CMBX BBB- Series 17 Index		12/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	200,000	28,132	(28,241)	(109)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	150,000	10,242	(10,647)	(405)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	3,414	(3,955)	(541)

TOTAL BUY PROTECTION							529,196	(560,035)	(30,839)
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	3,100,000	22,497	69,273	91,770
CMBX AAA Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(4,479)	3,782	(697)
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(5,375)	8,944	3,569
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	500,000	(4,479)	7,034	2,555
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	100,000	(23,731)	23,345	(386)

TOTAL SELL PROTECTION							(15,567)	112,378	96,811
TOTAL CREDIT DEFAULT SWAPS							513,629	(447,657)	65,972

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	129,010,000	1,146,746	0	1,146,746
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2029	11,460,000	(37,602)	0	(37,602)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	440,000	(10,723)	0	(10,723)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2041	2,390,000	(20,808)	0	(20,808)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046	560,000	(13,428)	0	(13,428)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	10,950,000	(60,197)	0	(60,197)
TOTAL INTEREST RATE SWAPS							1,003,988	0	1,003,988

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,010,503.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,550,545.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $782,691.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,619,452 or 10.4% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Level 3 security.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,670,673	332,648,204	320,811,196	1,578,648	2,329	-	26,510,010	26,504,709	0.0%
Fidelity Securities Lending Cash Central Fund	-	5,943,793	5,943,793	46	-	-	-	-	0.0%
Total	14,670,673	338,591,997	326,754,989	1,578,694	2,329	-	26,510,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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